SUBSEQUENT EVENTS (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	Feb. 15, 2018 CAD ($) $ / shares shares	Feb. 14, 2018 USD ($) $ / shares	Mar. 28, 2018 USD ($)	Feb. 27, 2018 USD ($)
Dividends Declared
SUBSEQUENT EVENTS
Dividend declared (in dollars per share) | $ / shares		$ 0.11
Dividend declared | $		$ 25.5
Exploration Asset Purchase | Canadian Malartic Corporation
SUBSEQUENT EVENTS
Percentage of voting equity interests acquired			50.00%
Proportion of ownership interest held on assets			100.00%
Cash transferred | $			$ 162.5
Purchase of Orla Mining Ltd. Units
SUBSEQUENT EVENTS
Number of units purchased | shares	1,740,500
Price per unit | $ / shares	$ 1.75
Total cash consideration | $	$ 3.0
Number of common shares in each unit | shares	1
Number of warrants comprised in each unit | shares	0.5
Number of shares each warrant can be converted into | shares	1
Conversion price of warrants | $ / shares	$ 2.35
Number of common shares held | shares	17,613,835
Number of warrants held | shares	870,250
Interest in issued and outstanding Common shares on a non-diluted basis (as a percent)	9.86%
Interest in issued and outstanding common shares on a partially diluted basis	10.30%
4.38% Series A senior notes due 2028 | Notes Purchase Agreement
SUBSEQUENT EVENTS
Principal | $				$ 45.0
Interest rate				4.38%
4.48% Series B senior notes due 2030 | Notes Purchase Agreement
SUBSEQUENT EVENTS
Principal | $				$ 55.0
Interest rate				4.48%
4.63% Series C senior notes due 2033 | Notes Purchase Agreement
SUBSEQUENT EVENTS
Principal | $				$ 250.0
Interest rate				4.63%